Organization and Business Description (Details Textual) - USD ($)	1 Months Ended
	Jul. 29, 2013	Jul. 21, 2011	Dec. 31, 2018
Xibolun Automation [Member]
Organization And Business Description [Line Items]
Equity interest	70.00%	30.00%
Proceeds from equity interest transferred	$ 700,000	$ 300,000
Foreign Shareholder [Member] | Wenzhou Xibolun Fluid Equipment Co Limited [Member]
Organization And Business Description [Line Items]
Equity interest			30.00%
Majority Shareholder [Member] | Wenzhou Xibolun Fluid Equipment Co Limited [Member]
Organization And Business Description [Line Items]
Equity interest			70.00%
Subsidiaries [Member] | Hebron Technology [Member] | Xibolun Automation [Member]
Organization And Business Description [Line Items]
Equity interest			100.00%